John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 98.3%		$643,759,262
(Cost $498,784,777)
Communication services 1.1%		7,216,408
Media 1.1%
WideOpenWest, Inc. (A)	328,317	7,216,408
Consumer discretionary 9.4%		61,715,216
Auto components 2.3%
Gentherm, Inc. (A)	58,081	4,004,104
Visteon Corp. (A)	97,589	10,950,462
Hotels, restaurants and leisure 1.1%
Aramark	68,903	2,375,086
Wyndham Hotels & Resorts, Inc.	59,306	4,752,190
Household durables 1.9%
Century Communities, Inc.	91,037	4,949,682
Tri Pointe Homes, Inc. (A)	367,988	7,753,507
Internet and direct marketing retail 0.9%
Shutterstock, Inc.	103,838	6,251,048
Specialty retail 1.5%
Five Below, Inc. (A)	5,573	727,778
Monro, Inc.	190,485	9,032,799
Textiles, apparel and luxury goods 1.7%
Deckers Outdoor Corp. (A)	4,470	1,200,463
Kontoor Brands, Inc.	242,528	9,718,097
Consumer staples 5.1%		33,580,602
Beverages 0.9%
C&C Group PLC (A)	2,406,746	6,085,032
Food and staples retailing 0.8%
United Natural Foods, Inc. (A)	119,420	5,064,602
Food products 1.2%
Cranswick PLC	180,517	6,930,012
Post Holdings, Inc. (A)	13,118	1,078,693
Household products 2.2%
Spectrum Brands Holdings, Inc.	164,375	14,422,263
Energy 1.6%		10,436,208
Oil, gas and consumable fuels 1.6%
Brigham Minerals, Inc., Class A	173,918	5,271,455
Dorian LPG, Ltd.	303,809	5,164,753
Financials 23.8%		155,760,730
Banks 16.0%
1st Source Corp.	147,055	6,914,526
Atlantic Union Bankshares Corp.	214,240	7,554,102
Banc of California, Inc.	632,711	12,173,360
Cadence Bank	301,031	8,046,559
Eastern Bankshares, Inc.	394,053	7,672,212
First Busey Corp.	280,395	6,575,263
First Citizens BancShares, Inc., Class A	2,881	2,017,852
First Interstate BancSystem, Inc., Class A	258,182	9,828,989
Flushing Financial Corp.	352,350	8,139,285
Hancock Whitney Corp.	182,464	9,094,006
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
International Bancshares Corp.	251,524	$10,546,401
National Bank Holdings Corp., Class A	121,605	4,955,404
Synovus Financial Corp.	231,190	9,860,254
Webster Financial Corp.	29,266	1,436,668
Insurance 6.8%
Assured Guaranty, Ltd.	135,350	7,965,348
Kemper Corp.	199,981	10,564,996
ProAssurance Corp.	303,203	6,734,139
Reinsurance Group of America, Inc.	16,338	2,056,137
SiriusPoint, Ltd. (A)	742,576	4,158,426
White Mountains Insurance Group, Ltd.	10,417	12,967,707
Thrifts and mortgage finance 1.0%
NMI Holdings, Inc., Class A (A)	349,226	6,499,096
Health care 4.6%		30,109,379
Health care equipment and supplies 2.9%
Haemonetics Corp. (A)	181,317	11,470,113
ICU Medical, Inc. (A)	41,342	7,509,361
Health care providers and services 1.4%
Owens & Minor, Inc.	263,373	9,186,450
Life sciences tools and services 0.3%
Syneos Health, Inc. (A)	26,302	1,943,455
Industrials 22.7%		148,637,709
Aerospace and defense 1.2%
Hexcel Corp.	135,824	7,803,089
Building products 2.8%
American Woodmark Corp. (A)	123,655	6,439,952
The AZEK Company, Inc. (A)	120,655	2,542,201
Tyman PLC	2,488,644	9,413,109
Commercial services and supplies 4.8%
ACCO Brands Corp.	961,115	7,246,807
BrightView Holdings, Inc. (A)	463,358	6,023,654
Clean Harbors, Inc. (A)	16,338	1,525,969
SP Plus Corp. (A)	264,863	8,465,021
UniFirst Corp.	50,701	8,286,571
Construction and engineering 1.1%
Primoris Services Corp.	281,552	6,836,083
Electrical equipment 0.9%
Thermon Group Holdings, Inc. (A)	368,835	5,805,463
Machinery 2.2%
John Bean Technologies Corp.	62,038	7,553,127
Luxfer Holdings PLC	423,169	7,066,922
Professional services 7.1%
CBIZ, Inc. (A)	129,828	5,317,755
Huron Consulting Group, Inc. (A)	243,927	14,616,105
ICF International, Inc.	98,373	10,054,704
Science Applications International Corp.	127,302	11,019,261
Sterling Check Corp. (A)(B)	296,767	5,513,931
Trading companies and distributors 2.6%
Air Lease Corp.	232,555	8,746,394
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
GATX Corp.	77,458	$8,361,591
Information technology 8.6%		56,561,295
Electronic equipment, instruments and components 4.0%
Belden, Inc.	176,199	10,145,538
CTS Corp.	283,677	11,537,144
ePlus, Inc. (A)	86,741	4,921,684
IT services 1.8%
Concentrix Corp.	10,463	1,620,614
ExlService Holdings, Inc. (A)	24,276	3,451,804
WNS Holdings, Ltd., ADR (A)	93,307	6,789,950
Software 2.8%
ACI Worldwide, Inc. (A)	287,985	7,671,920
Progress Software Corp.	215,745	10,422,641
Materials 8.8%		57,750,765
Chemicals 5.0%
Axalta Coating Systems, Ltd. (A)	243,415	6,611,151
Element Solutions, Inc.	609,442	12,975,020
HB Fuller Company	97,534	6,932,717
Orion Engineered Carbons SA	335,102	6,470,820
Containers and packaging 2.4%
Sealed Air Corp.	46,344	2,881,670
TriMas Corp.	460,627	12,980,469
Paper and forest products 1.4%
Neenah, Inc.	234,738	8,898,918
Real estate 9.7%		63,308,214
Equity real estate investment trusts 9.7%
Alexander & Baldwin, Inc.	311,325	6,351,030
Brandywine Realty Trust	446,140	4,974,461
Centerspace	93,192	7,733,072
Global Medical REIT, Inc.	319,130	4,148,690
LXP Industrial Trust	332,764	3,846,752
Pebblebrook Hotel Trust	315,528	7,102,535
Phillips Edison & Company, Inc.	191,822	6,472,074
Piedmont Office Realty Trust, Inc., Class A	499,483	7,362,379
PotlatchDeltic Corp.	110,753	5,810,102
RPT Realty	781,193	9,507,119
Utilities 2.9%		18,682,736
Electric utilities 1.0%
Portland General Electric Company	131,024	6,452,932
Gas utilities 1.9%
New Jersey Resources Corp.	124,171	5,701,932
Spire, Inc.	57,958	4,538,111
UGI Corp.	46,555	1,989,761

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 1.8%			$11,959,154
(Cost $11,959,056)
Short-term funds 0.3%			1,759,154
John Hancock Collateral Trust (C)	0.8437(D)	175,938	1,759,154

	Par value^	Value
Repurchase agreement 1.5%		10,200,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-31-22 at 0.790% to be repurchased at $10,200,224 on 6-1-22, collateralized by $10,533,887 Federal National Mortgage Association, 3.500% due 4-1-52 (valued at $10,404,001)	10,200,000	10,200,000

Total investments (Cost $510,743,833) 100.1%	$655,718,416
Other assets and liabilities, net (0.1%)	(392,654)
Total net assets 100.0%	$655,325,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $1,725,420.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$7,216,408	$7,216,408	—	—
Consumer discretionary	61,715,216	61,715,216	—	—
Consumer staples	33,580,602	20,565,558	$13,015,044	—
Energy	10,436,208	10,436,208	—	—
Financials	155,760,730	155,760,730	—	—
Health care	30,109,379	30,109,379	—	—
Industrials	148,637,709	139,224,600	9,413,109	—
Information technology	56,561,295	56,561,295	—	—
Materials	57,750,765	57,750,765	—	—
Real estate	63,308,214	63,308,214	—	—
Utilities	18,682,736	18,682,736	—	—
Short-term investments	11,959,154	1,759,154	10,200,000	—
Total investments in securities	$655,718,416	$623,090,263	$32,628,153	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	175,938	—	$15,764,160	$(14,003,811)	$(1,293)	$98	$4,136	—	$1,759,154
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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